Taxes on Income - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 491,965	$ 488,603	$ 485,830	$ 481,052
Total deferred tax assets	103,313	117,265	111,740	120,263
Valuation allowance	(103,313)	(117,265)	(111,740)	(120,263)
Net deferred tax asset